Property, Plant, and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Capitalized internal use software costs	$ 3.5	$ 1.2
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	14.0	12.7	$ 11.1
Operating Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6.8	$ 5.2	$ 5.4